VARIABLE INTEREST ENTITIES (VIEs) (Tables)	6 Months Ended
Jun. 30, 2016
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of June 30, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Tundra	November 2015	254.6	194.1	November 2018	114.6	November 2025
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of June 30, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

Summary of Payment Obligations Under the Bareboat Charter
A summary of our payment obligations under the bareboat charter with Tundra SPV as of June 30, 2016 is shown below:

(in thousands of $)	2016(1)	2017	2018	2019	2020	After 2020
Golar Tundra*	5,931	11,863	11,863	11,863	11,863	57,336

(1) For the six months ended December 31, 2016.
*This table excludes variable rental payments due under the lease. Based on an assumed LIBOR of 0.38% plus margin, additional payments totaling $73.7 million should be payable over the lifetime of the lease.
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of June 30, 2016 is shown below:

(in thousands of $)	2016(1)	2017	2018	2019	2020	After 2020
Golar Eskimo*	6,412	12,825	12,825	12,825	12,824	61,982

(1) For the six months ended December 31, 2016.
*This table excludes variable rental payments due under the lease. Based on an assumed LIBOR of 0.36% plus margin, additional payments totaling $83.1 million should be payable over the lifetime of the lease.

Schedule of Assets and Liabilities Impacting Balance Sheet
The impact of Eskimo SPV’s assets and liabilities that most significantly impact our consolidated balance sheet is as follows:

(in thousands of $)	Golar Eskimo
Assets
Restricted cash	94

Liabilities
Long-term debt	241,212